Consolidated statement of financial position R$ in Thousands	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Assets
Cash and cash equivalents	R$ 8,472,274	R$ 3,621,798	[1]
Marketable securities	3,115,503	4,202,835
Trade receivables	1,786,095	1,545,643
Derivative financial instruments	144,422	181,815
Inventories	787,322	716,290
Receivables from related parties	58,619	44,680
Income tax receivable	215,578	279,157
Other current taxes receivable	950,246	796,199
Dividends receivable	23,252	27,320
Other financial assets	81,972
Other current assets	356,554	543,853
Total current assets	15,991,837	11,959,590
Trade receivables	28,299	42,549
Restricted cash	147,910	115,124
Deferred tax assets	1,607,566	1,540,693
Receivables from related parties	114,722	90,390
Income taxes receivable	168,089	260,330
Other non-current tax receivables	726,766	851,492
Judicial deposits	943,457	878,807
Other financial assets	69,791
Derivative financial instruments	3,679,988	2,367,042
Contract asset	600,541	227,261
Other non-current assets	245,716	180,655
Investments in associates	377,707	378,519
Investments in joint ventures	7,548,960	8,077,907
Right-of-use assets	4,469,730
Property, plant and equipment	12,153,136	12,417,822
Intangible assets and goodwill	16,843,659	16,972,535
Total non-current assets	49,726,037	44,401,126
Total assets	65,717,874	56,360,716
Liabilities
Loans, borrowings and debentures	3,518,225	2,115,305
Leases	542,475	120,491
Derivative financial instruments	30,784	3,880
Trade payables	2,190,264	1,923,920
Employee benefits payables	381,337	339,968
Income tax payables	424,138	36,164
Other taxes payable	363,051	245,587
Dividends payable	214,104	187,415
Concessions payable	9,847	28,797
Payables to related parties	392,458	355,971
Deferred revenue	7,300	9,473
Other financial liabilities	543,879	455,702
Other current liabilities	299,349	418,145
Total current liabilities	8,917,211	6,240,818
Loans, borrowings and debentures	25,533,990	20,459,008
Leases	4,052,413	432,859
Preferred shareholders payable in subsidiaries	611,537	1,097,490
Derivative financial instruments	50,267	21,834
Other taxes payable	155,070	154,599
Provision for legal proceedings	1,354,171	1,363,168
Concessions payable	3,445,033	3,179,771
Post-employment benefits	705,003	579,870
Deferred tax liabilities	3,883,564	4,093,019
Deferred revenue	48,036	42,044
Other non-current liabilities	721,098	726,880
Total non-current liabilities	40,560,182	32,150,542
Total liabilities	49,477,393	38,391,360
Shareholders' equity
Share capital	5,328	5,328
Additional paid-in capital	887,165	3,112,274
Accumulated other comprehensive loss	(805,471)	(587,173)
Retained earnings	5,314,843	4,083,974
Equity attributable to:
Owners of the Company	5,401,865	6,614,403
Non-controlling interests	10,838,616	11,354,953
Total shareholders' equity	16,240,481	17,969,356
Total shareholders' equity and liabilities	R$ 65,717,874	R$ 56,360,716

[1]	For details on this restated, see note 24.